CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Accounts receivable, amounts billed through RONG360 | ¥		¥ 134,966	¥ 141,190
Accounts payable	$ 29,314	201,543	177,373
Advances from customers	16,813	115,597	71,538
Tax payable	5,737	39,446	17,876
Accrued expenses and other current liabilities	$ 21,013	¥ 144,478	¥ 72,839
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,500,000,000	1,500,000,000	1,500,000,000
Ordinary shares, shares issued (in shares)	428,063,797	428,063,797	414,291,350
Ordinary shares, shares outstanding (in shares)	415,246,557	415,246,557	414,291,350
Treasury stock (in shares)	12,817,240	12,817,240	0
Consolidated variable interest entity ("VIE")
Accounts payable | ¥		¥ 4,256	¥ 0
Advances from customers | ¥		21,717	491
Tax payable | ¥		15,116	305
Accrued expenses and other current liabilities | ¥		¥ 17,963	¥ 2,266
Class A ordinary shares
Ordinary shares, shares issued (in shares)	325,592,002	325,592,002	68,750,000
Ordinary shares, shares outstanding (in shares)	312,774,762	312,774,762
Class B ordinary shares
Ordinary shares, shares issued (in shares)	102,471,795	102,471,795	345,541,350
Ordinary shares, shares outstanding (in shares)	102,471,795	102,471,795	345,541,350